CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - PHP (₱) ₱ in Millions	Total	Issued Capital [Member] Preferred Stock [Member]	Issued Capital [Member] Common Stock [Member]	Treasury Stock [Member]	Treasury Shares Under Employee Benefit Trust [Member]	Capital in Excess of Par Value [Member]	Other Equity Reserves [Member]	Retained Earnings [Member]	Other Comprehensive (Loss) [Member]	Total Equity Attributable to Equity Holders of PLDT [Member]	Noncontrolling Interests [Member]
Beginning balance at Dec. 31, 2016	₱ 108,537	₱ 510	₱ 1,093	₱ (6,505)		₱ 130,488		₱ 3,483	₱ (20,894)	₱ 108,175	₱ 362
Treasury shares under employee benefit trust (Note 26)	(940)				₱ (940)					(940)
Other equity reserves (Note 26)	827						₱ 827			827
Cash dividends (Note 20)	(16,545)							(16,479)		(16,479)	(66)
Total comprehensive income (loss):	15,652							13,807	1,743	15,550	102
NET INCOME	13,466							13,371		13,371	95
Other comprehensive income (loss) (Note 6)	2,186							436	1,743	2,179	7
Perpetual notes (Note 20)	4,165										4,165
Distribution charges on perpetual notes (Note 20)	(177)							(177)		(177)
Acquisition and dilution of noncontrolling interests	(336)					(114)				(114)	(222)
Ending balance (As previously stated [member]) at Dec. 31, 2017	111,183	510	1,093	(6,505)	(940)	130,374	827	634	(19,151)	106,842	4,341
Ending balance at Dec. 31, 2017	111,183	510	1,093	(6,505)	(940)	130,374	827	634	(19,151)	106,842	4,341
Balances restated at Dec. 31, 2017	113,210	510	1,093	(6,505)	(940)	130,374	827	7,288	(23,778)	108,869	4,341
Treasury shares under employee benefit trust (Note 26)	86				86					86
Other equity reserves (Note 26)	(130)						(130)			(130)
Cash dividends (Note 20)	(13,902)							(13,887)		(13,887)	(15)
Total comprehensive income (loss):	17,566							18,916	(1,412)	17,504	62
NET INCOME	18,973							18,916		18,916	57
Other comprehensive income (loss) (Note 6)	(1,407)								(1,412)	(1,412)	5
Distribution charges on perpetual notes (Note 20)	(236)							(236)		(236)
Acquisition and dilution of noncontrolling interests	72					152				152	(80)
Ending balance (As previously stated [member]) at Dec. 31, 2018	116,666	510	1,093	(6,505)	(854)	130,526	697	12,081	(25,190)	112,358	4,308
Ending balance at Dec. 31, 2018	116,666	510	1,093	(6,505)	(854)	130,526	697	12,081	(25,190)	112,358	4,308
Effect of adoption of IFRS 9 (Note 2)	(526)							4,101	(4,627)	(526)
Effect of adoption of IFRS 15 (Note 2)	2,553							2,553		2,553
Balances restated at Dec. 31, 2018	115,742	510	1,093	(6,505)	(854)	130,526	697	11,157	(25,190)	111,434	4,308
Treasury shares under employee benefit trust (Note 26)	330				460	(130)				330
Other equity reserves (Note 26)	(421)						(421)			(421)
Cash dividends (Note 20)	(15,630)							(15,615)		(15,615)	(15)
Total comprehensive income (loss):	16,604							22,521	(6,178)	16,343	261
NET INCOME	22,786							22,521		22,521	265
Other comprehensive income (loss) (Note 6)	(6,182)								(6,178)	(6,178)	(4)
Distribution charges on perpetual notes (Note 20)	(236)										(236)
Acquisition and dilution of noncontrolling interests	(99)					(84)				(84)	(15)
Ending balance at Dec. 31, 2019	116,290	₱ 510	₱ 1,093	₱ (6,505)	₱ (394)	₱ 130,312	₱ 276	18,063	₱ (31,368)	111,987	₱ 4,303
Effect of adoption of IFRS 16 (Note 2)	₱ (924)							₱ (924)		₱ (924)